Obligation to FIDC FGTS Quota Holders (Tables)	6 Months Ended
Jun. 30, 2026
Obligation to FIDC FGTS Quota Holders [Abstract]
Schedule of Obligation to FIDC FGTS Quota Holders
	June 30, 2026	December 31, 2025

Senior quotas	2,090,938	815,557
Total	2,090,938	815,557